Segment Reporting - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of segments (in segments) | segment	5
Number of industrial segments (in segments) | segment	4
Revenues	$ 33,428	$ 26,032	$ 28,079
U.K
Segment Reporting Information [Line Items]
Revenues	1,033	777	888
Total long-lived assets	168	151
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Revenues	32,395	25,255	$ 27,191
Total long-lived assets	$ 10,970	$ 9,446